Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2025
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents

Note 4 - Cash and Cash Equivalents

	December 31
	2025	2024
	€ in thousands
Cash (see Note 21)	37,676	41,130
On call deposits	49,938	4
Cash and cash equivalents	87,614	41,134

Cash and cash equivalents in the statement of cash flows	87,614	41,134

The Company’s exposure to credit, interest rate and currency risks, and a sensitivity analysis for financial assets, are included in Note 21 regarding financial instruments.